Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
SHARE CAPITAL

NOTE 8 - SHARE CAPITAL

A.	Ordinary shares

1)	Rights of the Company’s ordinary shares

Each ordinary share is entitled to one vote. The holder of the ordinary shares is also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

2)	Changes in share capital:

 In 2023, Mr. Sagy exercised 186,000 warrants into 186,000 ordinary shares in return of $744.

On June 2, 2025, the Company completed a registered direct offering pursuant to which it issued and sold an aggregate of 1,200,002 ordinary shares to certain industrial investors, at a purchase price of $3.00 per share, for aggregate gross proceeds of $3,600. The total issuance costs accumulated to $498. In connection with the offering, the Company also issued in a concurrent private placement (i) 1,200,002 warrants to the investors, exercisable for 1,200,002 of the Company’s ordinary shares at an exercise price of $3.00 per share, and (ii) 72,000 warrants to the placement agent, exercisable for 72,000 of the Company’s ordinary shares, at an exercise price of $3.75 per share. The warrants will be exercisable for a period of three and one-half years. The Company accounted for the aforementioned warrants as freestanding instrument classified as part of the Company’s equity in accordance with ASC-480 and ASC-815-40.

During the year ended December 31, 2025, the Company issued 148,492 ordinary shares upon the vesting and settlement of 148,492 RSUs previously granted to employees and directors under the Company’s equity incentive plans.

B.	Share-based compensation:

1)

Option plan

Under the Company’s current share award plan (the “2024 Plan”), the Company may grant its employees, directors and consultants with several equity-based awards, including options, shares, restricted shares, restricted share units, stock appreciation rights, performance units, performance shares and other stock or cash awards. The 2024 Plan is in effect for a term of ten (10) years from the date of adoption, i.e., until April 2034, unless earlier terminated by its administrator.

The Company still has options outstanding under its former Share Ownership and Option Plan (2010), or the 2010 Plan. These options were granted to employees, directors and consultants of the Company. Each option is exercisable into one ordinary share of the Company of NIS 1.50 par value.

2)	Options grants

a.	Option granted to employees, directors and consultants

In the years ended December 31, 2025, 2024 and 2023, the Company granted options as follows (amounts presented reflect the number of shares underlying options):

	Year ended December 31, 2025
	Award amount	Exercise price range	Vesting period	Expiration
Employees	52,000	$2.22	3 years	10 years
Consultants	22,000	$2.22-2.66	3-4 years	10 years

	Year ended December 31, 2024
	Award amount	Exercise price range	Vesting period	Expiration
Employees	50,500	$4.26-5.76	4 years	10 years
Consultants	25,000	$5.26	4 years	10 years

	Year ended December 31, 2023
	Award amount	Exercise price range	Vesting period	Expiration
Employees	158,000	$5.65-7.5	4 years	10 years

The fair value of options granted on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are as follows:

	Year ended December 31,
	2025	2024	2023
Value of one ordinary share	$2.24-2.47	$4.27-5.46	$5.73-7.5
Dividend yield	0%	0%	0%
Expected volatility	76.97-77.23%	70.91-71.14%	70.27-74.1%
Risk-free interest rate	3.66-3.93%	4.21-4.46%	3.62-4.33%
Expected term	5.88-6.11 years	6.11 years	6.11 years

A summary of options data for the years ended December 31, 2025, 2024 and 2023, is as follows:

	Year ended December 31,
	2025	2024		2023
Total fair value of options granted	$116		$252	$747
Weighted-average grant date fair value of options granted, per option	$1.56		$3.33	$4.73
Total intrinsic value of the options exercised	$-	$	*	$271
Total fair value of options vested	$1,035		$1,549	$4,380

*	Less than 1

The following table summarizes the activity in options granted to employees and directors for the year ended December 31, 2025:

	2025
	Number of options	Weighted average exercise price*	weighted average remaining contractual term (in years)	aggregate intrinsic value
Options outstanding at the beginning of the year	1,727,755	$5.75	4.99	$-
Granted	52,000	2.22	9.91	-
Exercised	-	-	-	-
Expired	(73,109)	5.82	-	-
Forfeited	(79,439)	5.78	-	-
Options outstanding at the end of the year	1,627,207	$5.64	3.75	$-
Options exercisable at the end of the year	1,491,983	$5.71	3.36	$-

The following table summarizes the activity in options granted to consultants for the year ended December 31, 2025:

	2025
	Number of options	Weighted average exercise price	weighted average remaining contractual term (in years)	aggregate intrinsic value
Options outstanding at the beginning of the year	36,666	$8.35	6.78	$-
Granted	22,000	2.42	9.78	-
Expired	(11,666)	17.04	-	-
Options outstanding at the end of the year	47,000	$3.51	8.63	$-
Options exercisable at the end of the year	6,876	$4.53	7.44	$-

Modification of share-based compensation

1.	On April 3, 2024, the board of directors (following the approval of the compensation committee with respect to the Company’s directors and officers) approved the extension of the expiry date of 337,464 options exercisable into 337,464 ordinary shares that were previously granted to some of the Company’s employees and directors, from expiry dates ranging between December 2024 and July 2025, by an additional three years, such that the expiry dates ranged between December 2027 and July 2028. Out of the said options, 126,800 options exercisable into 126,800 ordinary shares were held by some of the Company’s directors and its CEO (who at the time also served as a member of the board of directors and currently serves as the interim chairman of the board), and as such, the extension of the expiry dates of these options was subject to the approval of the general meeting of the shareholders, which approval was obtained on September 25, 2024.

The total incremental fair value of these options granted to the Company’s employees and directors amounted to $314 and was determined based on the Black-Scholes option pricing model using the following assumptions: risk-free interest rate of 3.53%-4.68%, expected volatility of 53.4% - 71.62%, expected term of 1.65-2.16 years and dividend yield of 0%. For the year ended December 31, 2025, and 2024 the Company recognized share based compensation expense related to these modified options in the amounts of $0 and $314, respectively.

2.	On August 23, 2023, the Company’s board of directors approved the repricing of the exercise price of outstanding options to purchase 969,886 ordinary shares, previously granted to employees and directors, to a price of $6.39 per share, out of which the repricing of 583,979 options granted to the Company’s directors and the Chief Executive Officer, were subject to the approval of the general meeting of the shareholders, which approval was obtained on October 10, 2023. There was no change in the number of shares subject to each option, vesting or other terms of the options.

The total incremental fair value of these options amounted to $579 and was determined based on the Black-Scholes option pricing model using the following assumptions: risk-free interest rate of 4.33%-4.74%, expected volatility of 72.1% - 77%, expected term of 3.4-4.71 years and dividend yield of 0%. For the year ended December 31, 2025, 2024 and 2023, the Company recorded expenses totaling $11, $35 and $523 associated with the repricing. The remaining incremental fair value will be recognized over the remaining vesting period and until May 2026.

The following tables summarize information concerning outstanding and exercisable options as of December 31, 2025:

December 31, 2025
Options outstanding			Options exercisable
Exercise prices *	Number of options outstanding at end of year	Weighted average remaining contractual Life	Number of options exercisable at end of year	Weighted average remaining contractual life
$7.50	80,000	7.24	54,999	7.24
6.50	7,406	6.25	4,781	5.50
6.39	913,836	4.32	873,611	4.23
5.65	11,000	3.75	8,502	2.48
5.33	61,000	1.50	58,127	1.23
5.26	19,500	5.75	10,124	4.21
5.07	139,500	0.08	139,500	0.08
4.26	25,500	8.10	6,750	7.67
4.02	342,465	2.15	342,465	2.15
2.66	10,000	9.64	-	-
$2.22	64,000	9.91	-	-
	1,674,207		1,498,859

*	In U.S. dollars per Ordinary Share.

b)	RSU grants

In the year ended December 31, 2025, the Company granted restricted share units, or RSU, as follows:

	Year ended December 31, 2025
	Number of RSU granted	Weighted Average Grant Date Fair Value
Employees	210,600	$2.24

The following table summarizes the activity in RSU granted to employees and directors under the 2024 Plan for the year ended December 31, 2025:

	Number of options	Weighed Average Grant Date Fair Value
Unvested at the beginning of the year	441,000	$4.99
Granted	210,600	2.24
Vested	148,492	5.00
Forfeited	69,377	4.96
Unvested at the end of the year	433,731	$3.65

c.	The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2025	2024	2023
Cost of revenues	$-	$-	$-
Research and development expenses	346	783	714
General, administrative and marketing expenses	657	936	1,223
	$1,003	$1,719	$1,937

The amounts presented above exclude immaterial amounts of share-based compensation cost capitalized to inventory during the years presented.

As of December 31, 2025, there was $1,128 of unrecognized compensation expense related to unvested RSUs and options. This amount is expected to be recognized over a weighted-average period of 1.63 years.